Segment Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 JPY (¥) segment	Dec. 31, 2019 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Revenues	¥ 3,341,617	¥ 3,908,264
Operating income (loss)	(746,088)	34,350
Depreciation and amortization	62,290	46,174
Total assets	5,713,466	4,757,465
Relaxation Salon Segment
Segment Reporting Information [Line Items]
Revenues	3,315,947
Digital Preventative Healthcare
Segment Reporting Information [Line Items]
Revenues	25,670
Operating segments
Segment Reporting Information [Line Items]
Revenues	3,341,617
Operating segments | Relaxation Salon Segment
Segment Reporting Information [Line Items]
Revenues	3,315,947	3,864,656
Operating income (loss)	(140,866)	279,439
Depreciation and amortization	32,261	34,025
Total assets	3,096,094	3,346,739
Operating segments | Digital Preventative Healthcare
Segment Reporting Information [Line Items]
Revenues	25,670	43,608
Operating income (loss)	(66,100)	(43,056)
Depreciation and amortization	8,007	4,764
Total assets	34,247	29,565
Corporate and eliminations
Segment Reporting Information [Line Items]
Operating income (loss)	(539,122)	(202,033)
Depreciation and amortization	22,022	7,385
Total assets	¥ 2,583,125	¥ 1,381,161